ACCOUNTING POLICIES (10K) (Detail Textuals 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Term of products warranty					One to three years
Research and development expenses					$ 1,400	$ 1,500	$ 1,000
Advertising expense					$ 300	$ 200	$ 200
Net income per common share-basic and diluted (in dollars per share)	$ 0.00	$ (0.16)	$ (0.07)	$ (0.18)	$ (0.21)	$ (0.05)	$ 0.77	$ 0.78
Capitaisation of software development					$ 137
Amortisation of capitalized software development			3 years		3 years